Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 25,753	$ 900
Advances - related party		7,054
Prepaid Expenses	$ 71,845	26,274	$ 4,770
Total current assets	97,598	34,228	4,770
Property & equipment, net	7,226	3,231	4,074
Intangible assets, net	22,077	22,816
TOTAL ASSETS	126,901	60,275	$ 8,844
CURRENT LIABILITIES
Accounts payable and accrued expenses	139,162	174,044
Accounts payable and accrued expenses - related party	43,056	56,155
Accrued expenses - related party	25,076	30,181
Accrued compensation	414,000	329,000
Contingent liability	90,000	$ 90,000
Short term note and liabilities	166,100
Total current liabilities	877,394	$ 679,380
Convertible debt, net of discount	187,159	178,433
Total Liabilities	$ 1,064,553	$ 857,813
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, authorized, 10,000,000 shares, $.001 value, 0 shares issued and outstanding
Common stock, authorized 100,000,000 shares, $.001 par value, 16,881,000, 16,421,000 and 9,200,000 issued and outstanding, respectively	$ 16,881	$ 16,421	$ 9,200
Share to be issued
Additional Paid in Capital	1,263,625	1,087,320	$ 561,338
Accumulated deficit	(2,218,158)	(1,901,279)	(561,694)
Total Stockholder's Equity (Deficit)	(937,652)	(797,538)	8,844
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 126,901	$ 60,275	$ 8,844